Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

	Successor
	December 31, 2012	December 31, 2011
Product returns	$46.0	$55.6
Interest	13.2	13.2
Rebates, credits and discounts due to customers	10.3	11.7
Insurance	9.2	10.8
Taxes payable	8.7	8.0
Bonuses and profit sharing	5.7	5.9
Vacation pay	4.4	4.4
Professional fees	3.2	2.9
Salaries and wages	2.6	2.4
Accrued litigation	0.2	8.1
Other	12.0	8.0

	$115.5	$131.0